Current Assets - Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2023
Current Assets Cash And Cash Equivalents [Abstract]
Current Assets - Cash and Cash Equivalents

Note 17. Current Assets – Cash and Cash Equivalents

	June 30, 2023	June 30, 2022

	US$	US$
Cash at bank and in hand	12,067,158	11,853,883
Short-term deposits	77,121,555	32,777,410
Total cash and cash equivalents	89,188,713	44,631,293

Cash at bank earns interest at floating rates based on daily bank deposit rates. The carrying amounts of cash and cash equivalents represent fair value.

Short term‑deposits are with two major Australian banks and are made for varying periods of between 30 and 90 days, depending on the immediate cash requirements of the Group, and earn interest at a fixed rate for the respective short‑term deposit periods. At year end, the average rate was 4.67% (2022: 0.43%, 2021: 0.24%).